Supplement to the current prospectus

MFS(R) Research Bond Fund

Effective December 31, 2009, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

-------------------- -------------- ---------- -----------------------------
Portfolio Manager    Primary Role   Since      Title and Five Year History
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Michael W. Roberge   Portfolio      2000       Executive Vice President of
                     Manager,                  MFS; employed in the
                     General                   investment area of MFS
                     Oversight of              since 1996.
                     a Team of
                     Investment
                     Professionals
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Robert D. Persons    Portfolio      2006       Investment Officer of MFS;
                     Manager,                  employed in the investment
                     General                   area of MFS since 2000.
                     Oversight of
                     a Team of
                     Investment
                     Professionals
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Jeffrey S. Wakelin   Portfolio      2006       Investment Officer of MFS;
                     Manager,                  employed in the investment
                     General                   area of MFS since 2002.
                     Oversight of
                     a Team of
                     Investment
                     Professionals
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Joshua P. Marston    Portfolio      December   Investment Officer of MFS;
                     Manager,       2009       employed in the investment
                     General                   area of MFS since 1999.
                     Oversight of
                     a Team of
                     Investment
                     Professionals
-------------------- -------------- ---------- -----------------------------


                The date of this supplement is December 15, 2009.